Bank Borrowings (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Bank Borrowings [Line Items]
Bank borrowings	$ 4,000,597	$ 6,108,552
Interest expenses	$ 208,283	$ 354,444	$ 850,614
Fixed interest rate	8.00%
Bank Borrowings [Member]
Bank Borrowings [Line Items]
Average bank borrowings rates	4.87%	6.62%	7.07%
Bank borrowings	$ 1,733,331	$ 3,374,366
Fixed interest rate	3.80%
Vehicle Loan [Member]
Bank Borrowings [Line Items]
Bank borrowings	$ 44,163
Repayment of short term debt	$ 12,495
Debt instrument term	12 months